UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for Calendar Year or Quarter ended: June 30, 2004

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:           North Point Portfolio Managers Corporation
Address:        5910 Landerbrook Drive
                Suite 160
                Mayfield Heights, OH  44124

13F file number:   28-06059

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it,that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of Reporting Manager:
Name:   Diane M. Stack
Title:  Vice President/Treasurer
Phone:  440-720-1105
Signature, Place and Date of Signing:

   Diane M. Stack Mayfield Heights Ohio  August 3 2004

Report Type (Check only one.);
[x]        13F HOLDING REPORT.
[ ]        13F NOTICE.
[ ]        13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:    44

Form 13F Information Table Value Total:    $161,979




                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABORATORIES            COM              002824100     3906 95830.00 SH       SOLE                 95830.00
ALCOA INC                      COM              013817101     3781 114480.00SH       SOLE                114480.00
AMERICAN INTL GROUP            COM              026874107     5583 78322.00 SH       SOLE                 78322.00
APACHE CORP                    COM              037411105     3131 71890.00 SH       SOLE                 71890.00
APPLIED MATERIALS INC.         COM              038222105     3610 184012.00SH       SOLE                184012.00
BB&T CORP.                     COM              054937107     4275 115645.00SH       SOLE                115645.00
BJ'S WHOLESALE CLUB INC.       COM              05548J106     3871 154855.00SH       SOLE                154855.00
BURLINGTON NORTHERN SANTA FE   COM              12189T104     3326 94830.00 SH       SOLE                 94830.00
CHEESECAKE FACTORY             COM              163072101     3298 82890.00 SH       SOLE                 82890.00
CINTAS CORP.                   COM              172908105     4515 94712.00 SH       SOLE                 94712.00
CISCO SYSTEMS                  COM              17275R102     4692 197990.00SH       SOLE                197990.00
DANAHER CORP                   COM              235851102     4445 85730.00 SH       SOLE                 85730.00
DOVER CORP.                    COM              260003108     4544 107925.00SH       SOLE                107925.00
EGL INC.                       COM              268484102     5419 203730.00SH       SOLE                203730.00
EXPEDITORS INTL                COM              302130109     5808 117550.00SH       SOLE                117550.00
EXXON-MOBIL                    COM              30231G102     5228 117715.00SH       SOLE                117715.00
GENERAL ELECTRIC               COM              369604103      514 15855.00 SH       SOLE                 15855.00
GOLDMAN SACHS GROUP INC        COM              38141G104     3834 40719.00 SH       SOLE                 40719.00
HARLEY-DAVIDSON, INC.          COM              412822108     4210 67975.00 SH       SOLE                 67975.00
HARMONIC INC.                  COM              413160102     2861 336180.00SH       SOLE                336180.00
HENRY (JACK) & ASSOC., INC.    COM              426281101     4734 235545.00SH       SOLE                235545.00
HEWLETT-PACKARD                COM              428236103     3384 160399.39SH       SOLE                160399.39
ILLINOIS TOOL WORKS            COM              452308109     5082 52995.00 SH       SOLE                 52995.00
INTEL                          COM              458140100     4194 151955.00SH       SOLE                151955.00
KEYCORP                        COM              493267108      490 16381.00 SH       SOLE                 16381.00
MERCK                          COM              589331107      230  4846.04 SH       SOLE                  4846.04
MICROSOFT                      COM              594918104     4161 145700.00SH       SOLE                145700.00
MOTOROLA                       COM              620076109     3163 173330.00SH       SOLE                173330.00
OMNICOM GROUP                  COM              681919106     3577 47130.00 SH       SOLE                 47130.00
PEPSICO                        COM              713448108     5103 94706.00 SH       SOLE                 94706.00
PFIZER                         COM              717081103     4809 140291.00SH       SOLE                140291.00
PROCTER & GAMBLE               COM              742718109     4519 83011.00 SH       SOLE                 83011.00
ROYAL DUTCH PETROLEUM          COM              780257804     3972 76870.00 SH       SOLE                 76870.00
SCHERING-PLOUGH                COM              806605101     2926 158320.00SH       SOLE                158320.00
SCHWAB (CHARLES) CORP          COM              808513105     2508 260975.00SH       SOLE                260975.00
SOVEREIGN BANCORP              COM              845905108     5566 251875.00SH       SOLE                251875.00
SUNGARD DATA SYSTEMS           COM              867363103     3899 149945.00SH       SOLE                149945.00
SYMBOL TECHNOLOGIES            COM              871508107     3019 204790.00SH       SOLE                204790.00
TELETECH HOLDINGS INC          COM              879939106     3702 422125.00SH       SOLE                422125.00
TELLABS, INC.                  COM              879664100     2152 246270.00SH       SOLE                246270.00
TIDEWATER INC.                 COM              886423102     2834 95087.00 SH       SOLE                 95087.00
WALGREEN                       COM              931422109      251  6936.00 SH       SOLE                  6936.00
WATSON PHARMACEUTICALS         COM              942683103     2799 104066.00SH       SOLE                104066.00
WELLS FARGO COMPANY            COM              949746101     4052 70805.00 SH       SOLE                 70805.00